Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses:
Research and development costs	$ 1,077,643	$ 160,867	$ 1,865,921	$ 311,164
General and administrative expenses	350,581	119,467	853,918	192,759
Total operating expenses	1,428,224	280,334	2,719,839	503,923	$ 1,802,433	$ 1,921,520
Operating Loss	(1,428,224)	(280,334)	(2,719,839)	(503,923)	(1,802,433)	(1,921,520)
Other Income (Expense):
Interest expense	(58,314)		(146,054)		(59,063)
Interest income	2,681	1,889	3,706	3,387	5,181	4,454
Total other income (expense)	(55,633)	1,889	(142,348)	3,387	(53,882)	4,454
Net Loss Before Income Tax Benefit	(1,483,857)	(278,445)	(2,862,187)	(500,536)
Income tax benefit	277,783		559,317
Net Loss	$ (1,206,074)	$ (278,445)	$ (2,302,870)	$ (500,536)	$ (1,856,315)	$ (1,917,066)
Net Loss per Common Share - Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.06)	$ (0.07)
Weighted Average Common Shares Used to Compute Net Loss Applicable to Common Shares - Basic and Diluted	36,623,697	31,745,242	35,951,894	31,745,242	32,595,680	29,321,049